Spirit of America Energy Fund
Schedule of Investments
August 31, 2025 (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 18.83%
Exploration & Production 0.80%
Black Stone Minerals LP 103,999 $ 1,264,628
Gas Utilities 0.09%
Suburban Propane Partners LP 8,000 149,760
Midstream - Oil & Gas 17.43%
Cheniere Energy Partners LP 1,380 76,231
Delek Logistics Partners LP 2,000 87,640
Energy Transfer LP 380,200 6,737,144
Enterprise Products Partners LP 173,136 5,564,591
MPLX LP 106,897 5,437,850
Plains All American Pipeline LP 257,300 4,631,400
Western Midstream Partners LP 128,150 5,024,762
27,559,618
Oilfield Services & Equipment 0.08%
USA Compression Partners LP 5,284 127,133
Refining & Marketing 0.43%
Sunoco LP 13,000 679,900
Total Master Limited Partnerships — Partnership Shares
(Cost $15,849,297) 29,781,039
Common Stocks 80.85%
Diversified Industrials 0.68%
ITT, Inc. 6,350 1,081,088
Electrical Power Equipment 1.24%
GE Vernova LLC 2,225 1,363,858
Vertiv Holdings Co. 4,600 586,730
1,950,588
Exploration & Production 13.56%
Antero Resources Corp.
(a)
15,500 494,760
Canadian Natural Resources Ltd. 4,000 126,600
Chesapeake Energy Corp. 9,050 875,859
Chord Energy Corp. 350 38,462
CNX Resources Corp.
(a)
14,500 423,400
ConocoPhillips 42,177 4,174,258
Coterra Energy, Inc. 64,500 1,576,380
Crescent Energy Co., Class A 3,000 28,620
Devon Energy Corp. 38,450 1,388,045
Diamondback Energy, Inc. 14,850 2,209,086
EOG Resources, Inc. 22,200 2,771,004

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
Shares Market Value
EQT Corp. 23,000 $ 1,192,320
Matador Resources Co. 9,000 453,240
Murphy Oil Corp. 5,000 124,300
Occidental Petroleum Corp. 29,100 1,385,451
Ovintiv, Inc. 9,500 400,140
Permian Resources Corp. 12,000 171,480
Range Resources Corp. 7,000 239,890
Texas Pacific Land Corp. 2,405 2,245,019
Viper Energy, Inc. 28,100 1,119,645
21,437,959
Gas Utilities 0.20%
UGI Corp. 9,000 311,760
Integrated Electric Utilities 1.26%
Dominion Energy, Inc. 1,500 89,850
Duke Energy Corp. 1,750 214,358
Entergy Corp. 5,600 493,304
IDACORP, Inc. 950 118,845
NextEra Energy, Inc. 1,950 140,498
PPL Corp. 25,000 911,750
1,968,605
Integrated Oils 9.10%
BP PLC ADR 70,361 2,478,818
Chevron Corp. 38,378 6,163,507
Exxon Mobil Corp. 48,289 5,518,950
Suncor Energy, Inc. 4,000 165,200
TotalEnergies SE ADR 1,000 62,750
14,389,225
Midstream - Oil & Gas 32.19%
Antero Midstream Corp. 49,500 880,605
Cheniere Energy, Inc. 28,650 6,928,143
Enbridge, Inc. 142,127 6,870,419
Hess Midstream LP, Class A 137,837 5,678,884
Kinder Morgan, Inc. 242,994 6,555,978
Kinetik Holdings, Inc. 10,000 418,300
ONEOK, Inc. 67,347 5,143,964
Plains GP Holdings LP, Class A 64,000 1,235,200
South Bow Corp. 11,765 326,361
Targa Resources Corp. 37,908 6,359,446
TC Energy Corp. 52,578 2,737,211
Williams Companies, Inc. (The) 134,382 7,778,029
50,912,540
Oilfield Services & Equipment 3.56%
Baker Hughes Co. 62,000 2,814,800
Halliburton Co. 34,000 772,820

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
ADR – American Depositary Receipt
Shares Market Value
Liberty Oilfield Services, Inc., Class A 4,000 $ 45,000
Schlumberger Ltd. 38,400 1,414,656
TechnipFMC PLC 16,000 588,160
5,635,436
Power Generation 4.26%
Constellation Energy Corp. 4,650 1,432,107
Oklo, Inc.
(a)
21,600 1,590,624
Talen Energy Corp.
(a)
5,700 2,159,843
Vistra Energy Corp. 8,400 1,588,524
6,771,098
Refining & Marketing 14.80%
HF Sinclair Corp. 27,676 1,408,155
Marathon Petroleum Corp. 41,825 7,516,371
PBF Energy, Inc., Class A 41,250 1,126,950
Phillips 66 50,486 6,743,920
Valero Energy Corp. 43,619 6,630,524
23,425,920
Total Common Stocks
(Cost $94,126,871) 127,884,219
Total Investments — 99.68%
(Cost $109,976,168) 157,665,258
Other Assets in Excess of Liabilities  — 0.32% 509,299
NET ASSETS - 100.00% $ 158,174,557
(a) Non-income producing security.